Fair values of financial assets and liabilities - Schedule of Movements in Level 3 Financial Liabilities Portfolio (Details) - Level 3 - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	£ 486	£ 653
Exchange and other adjustments	0	(8)
Losses (gains) recognised in the income statement within other income	(41)	(56)
Additions	5	31
Redemptions	(35)	(37)
Transfers into the level 3 portfolio	0	2
Transfers out of the level 3 portfolio	(19)	(1)
Balance at end of period	396	584
Financial liabilities at fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	42	45
Exchange and other adjustments	0	0
Losses (gains) recognised in the income statement within other income	2	1
Additions	0	0
Redemptions	(2)	(1)
Transfers into the level 3 portfolio	0	2
Transfers out of the level 3 portfolio	(19)	(1)
Balance at end of period	23	46
Gains (losses) recognised in other comprehensive income excluding exchange differences, fair value measurement, liabilities	2	1
Derivative liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	444	608
Exchange and other adjustments	0	(8)
Losses (gains) recognised in the income statement within other income	(43)	(57)
Additions	5	31
Redemptions	(33)	(36)
Transfers into the level 3 portfolio	0	0
Transfers out of the level 3 portfolio	0	0
Balance at end of period	373	538
Gains (losses) recognised in other comprehensive income excluding exchange differences, fair value measurement, liabilities	(31)	(58)
Financial liabilities carried at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Gains (losses) recognised in other comprehensive income excluding exchange differences, fair value measurement, liabilities	£ (29)	£ (57)